Transactions with Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Transactions with Non-Controlling Interest [Abstract]
Schedule of Changes in Interests	The effect of changes in interests in POLYDICE on the equity attributable to owners of the parent for the year ended December 31, 2023 is shown below:
Year ended December 31, 2023
Carrying amount of non-controlling interest acquired	$598,647
Consideration paid to non-controlling interest	1,722,595
Other equity (such as translation differences)	28,683
Capital surplus
– From difference between consideration paid and the carrying amount of subsidiaries’ net assets.	$1,095,265
The effect of changes in interests in AD2 on the equity attributable to owners of the parent for the year ended December 31, 2023 is shown below:
Year ended December 31, 2023
Carrying amount of non-controlling interest acquired	$400,717
Consideration paid to non-controlling interest	4,204,907
Other equity (such as translation differences)	(20,258)
Capital surplus
– From difference between consideration paid and the carrying amount of subsidiaries’ net assets.	$3,824,448